Shareholders’ equity (Tables)	6 Months Ended
Mar. 31, 2026
Equity [Abstract]
Schedule of estimated using the Black-Scholes pricing model

	As of Grant Date
	November 2025 registered direct offering
	Investors warrants	Placement agents warrants
Number of shares exercisable*	172,069	8,603
Exercise price*	$7.5	$25
Stock price*	$9.8	$9.8
Expected years	5	3
Risk-free interest rate	3.69%	3.58%
Expected volatility	98.15%	98.15%
Fair value	$1,323,369	$36,568

* Giving retroactive effect to the 1-for-10 reverse stock split effected on June 4, 2026.